Quarterly Results of Operations - Additional Information (Detail) (USD $)	3 Months Ended				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Results Of Operations [Line Items]
Gain (loss) on early extinguishment of debt	$ (366,800,000)	$ (24,300,000)		$ (43,400,000)	$ (368,089,000)	$ (73,542,000)	$ (326,183,000)
Pre-tax charge			20,000,000
Associated costs and expenses			1,000,000
Pre-tax charge					25,300,000	4,800,000	8,400,000
2008 MFA [Member]
Quarterly Results Of Operations [Line Items]
Fee paid for termination	39,100,000				39,100,000
Write-off of prepaid fee	17,200,000				17,200,000
Pre-tax charge	$ 21,300,000